CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
OTHER INCOME (LOSS)
Gain on sale of mining data (Note 3)	$ 88,500,000	$ 0	$ 187,500,000	$ 0
Gain on disposition of marketable securities	0	60	0	48,360
Interest income	11,751	17,384	41,549	30,290
Loss on settlement of debt (Note 11)	(6,144,815)	(8,135)	(16,637,379)	(6,543)
Foreign currency gain (loss)	(77,898)	(2,511)	(85,718)	(11,356)
Total OTHER INCOME (LOSS)	82,289,038	6,798	170,818,452	60,751
EXPENSES
Corporate general and administrative (Notes 3 and 10)	9,499,604	666,030	15,615,197	2,156,664
Retention units (Note 10)	0	0	7,694,200	0
Contingent value rights (Notes 3 and 11)	2,981,996	0	3,901,159	0
Siembra Minera Project (Note 8)	3,503,668	828,608	5,403,946	1,386,829
Exploration costs	1,500	26,901	58,418	141,830
Legal and accounting	349,005	342,299	667,992	609,763
Arbitration and settlement (Note 3)	55,104	855,218	2,392,772	2,584,662
Equipment holding costs	158,601	160,249	470,711	644,050
Interest expense (Note 11)	603,958	2,713,049	6,094,263	7,682,316
Total EXPENSES	17,153,436	5,592,354	42,298,658	15,206,114
Net income (loss) before income tax expense	65,135,602	(5,585,556)	128,519,794	(15,145,363)
Income tax expense (Note 12)	(30,860,159)	0	(46,707,763)	0
Net income (loss) for the period	$ 34,275,443	$ (5,585,556)	$ 81,812,031	$ (15,145,363)
Net income (loss) per share
Basic	$ 0.36	$ (0.06)	$ 0.89	$ (0.18)
Diluted	$ 0.36	$ (0.06)	$ 0.89	$ (0.18)
Weighted average common shares outstanding
Basic	95,422,700	87,523,859	91,715,024	83,331,637
Diluted	96,479,806	87,523,859	92,086,288	83,331,637